Reporting Entity and Group Information (Details) $ / shares in Units, € in Thousands, $ in Thousands					12 Months Ended
	Aug. 31, 2025 USD ($)	May 01, 2025 USD ($) $ / shares shares	Apr. 30, 2025 USD ($)	Dec. 22, 2023 USD ($)	Dec. 31, 2024 EUR (€) shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Aug. 31, 2026 USD ($)	May 05, 2023 USD ($)
Reporting Entity and Group Information [Line Items]
Net loss (in Euro) | €					€ (97,958)		€ (55,081)	€ (18,906)
Inventories (in Euro) | €					63,666		39,119
Further purchase amount (in Euro) | €					9,966		85,094
Cash flow from operating activity (in Euro) | €					€ (16,285)		€ (20,659)	€ (57,805)
Aggregate original principal amount						$ 53,763
Aggregate of ordinary shares (in Shares) | shares					1,116,072	1,116,072
Aggregate of ordinary shares price (in Dollars per share) | $ / shares						$ 0.0001
Gross proceeds						$ 50,000,000
Achievement of agreed amount		$ 3,000
Original issue discount					7.00%	7.00%
Bear interest					2.00%	2.00%
Warrants exercise price per share (in Dollars per share) | $ / shares						$ 16.88
Partial repayment				$ 15,577		$ 15,577
Extend repayment						$ 1
ADSE Holdco [Member]
Reporting Entity and Group Information [Line Items]
Ordinary shares percentage					33.65%		34.83%
Shareholder [Member]
Reporting Entity and Group Information [Line Items]
Bridge loans										$ 23,000
Forecast [Member]
Reporting Entity and Group Information [Line Items]
Aggregate original principal amount		$ 53,763
Aggregate of ordinary shares (in Shares) | shares		1,116,072
Aggregate of ordinary shares price (in Dollars per share) | $ / shares		$ 0.0001
Net of fees and expenses		$ 12,719
Partial repayment			$ 30,000
Tranche nominal amount	$ 1
Open credit line amount									$ 25,577
Forecast [Member] | ADSE Holdco [Member]
Reporting Entity and Group Information [Line Items]
Tranche nominal amount	$ 3,000
Forecast [Member] | First Installment [Member]
Reporting Entity and Group Information [Line Items]
Net of fees and expenses		$ 15,000,000